Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of cash and cash equivalents [line items]
Summary of Cash and Cash Equivalents Breakdown

Cash and cash equivalents breakdown is presented below:

	September 30, 2025	December 31, 2024
Corporate cash and cash equivalents	333,076	317,754
Merchant cash and cash equivalents (i)	271,391	107,418
Total	604,467	425,172